UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2014



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2014


[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA CALIFORNIA MONEY MARKET FUND]

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       ANNUAL REPORT
       USAA CALIFORNIA MONEY MARKET FUND
       MARCH 31, 2014

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PRESIDENT'S MESSAGE

"TAX-EXEMPT BONDS PERFORMED EXTREMELY WELL
DURING THE FIRST THREE MONTHS OF 2014 ON A         [PHOTO OF DANIEL S. McNAMARA]
COMBINATION OF DECLINING INTEREST RATES AND
IMPROVING CREDIT QUALITY."

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MAY 2014

After months of speculation about timing, the Federal Reserve (the Fed) finally began reducing -- or tapering -- its quantitative easing (QE) programs in January 2014. (Through its QE programs, the Fed had been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) Despite the onset of the taper, interest rates actually declined from their near-term peaks. Bond prices -- which tend to move in the opposite direction as interest rates -- increased. As a result, most fixed-income categories experienced positive returns during the reporting period overall.

The Fed began preparing the financial markets for tapering in May 2013, as U.S. economic conditions improved. By August, many investors had convinced themselves that the tapering announcement would be made at the Fed's September policy meeting. Instead, the Fed backed away from its prior guidance, saying it would continue buying the same amount of bonds every month. In December, it announced QE asset purchases would be trimmed by $10 billion beginning in January 2014. Additional tapering of $10 billion occurred in February and March, respectively, as the new Fed Chair Janet Yellen (who replaced Ben Bernanke) continued her predecessor's policies. The Fed also suggested it would continue reducing its asset purchases in $10 billion increments through the end of 2014. As the taper continues, USAA Asset Management Company expects market volatility generally to increase and longer-term interest rates to rise, but only at a gradual pace.

Tax-exempt bonds performed well during the first three months of 2014 on a combination of declining interest rates and improving credit quality. This may seem surprising to some, given the turmoil in the municipal market earlier in the reporting period -- the result of Detroit's Chapter 9 bankruptcy as well as suggestions that Puerto Rico was on the verge of default. Despite concerns about Puerto Rico, investors purchased $3.5 billion of new Puerto Rico tax-exempt bonds during March, giving the U.S. territory more time to deal with its financial struggles. The market's behavior, in my opinion, validates USAA Asset Management Company's commitment to credit research. During the reporting period, our USAA tax-exempt portfolios continued to benefit from the

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skills of our independent credit analysts. Because of their diligence, all of the USAA mutual funds have avoided headline defaults and Chapter 9 bankruptcies such as Detroit; Jefferson County, Alabama; and Stockton, San Bernardino, Vallejo, and Orange County, California. The portfolios also were significantly underweight in Puerto Rico tax-exempt bonds.

In spite of media noise, we believe municipal credit quality is improving overall. State and local governments are working hard to balance their budgets, generally through cost cutting and revenue increases. Occasional problems are likely (unfunded and underfunded pensions remain a long-term concern of ours), but we expect the default rate among municipal issuers to remain extremely low.

Meanwhile, our USAA tax-exempt money market funds are yielding almost zero, though they continue to provide safety and liquidity. Near the end of the reporting period, Yellen caused a stir when she suggested that short-term rates would go up "about" six months after tapering ends. The Fed subsequently clarified her statement to say that action on short-term rates remains data dependent, and in our view, action is unlikely anytime soon. It may be a good time to reassess your investment risk and, if necessary, rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. If you need assistance, USAA advisors are available to help you -- free of charge.

Looking ahead, I expect the U.S. economy to gain strength, though at a slower pace than many of us would like. We will continue to monitor economic trends, Fed policy, events in Congress, and any other factors that may affect your investments.

Lastly, I would like to announce that Brooks Englehardt was named as my successor and is now president of USAA Investment Management Company, effective April 1, 2014. Mr. Englehardt joined USAA in 2009 and has over 25 years of experience within the investment industry and he looks forward to continuing USAA's legacy of providing competitive products and services to our most important clients -- you. From all of us at USAA Investment Management Company, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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TABLE OF CONTENTS

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FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Distributions to Shareholders                                             9

    Report of Independent Registered
       Public Accounting Firm                                                10

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        16

    Financial Statements                                                     17

    Notes to Financial Statements                                            20

EXPENSE EXAMPLE                                                              28

TRUSTEES' AND OFFICERS' INFORMATION                                          30

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUNDS, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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FUND OBJECTIVE

THE CALIFORNIA MONEY MARKET FUND (THE FUND) SEEKS TO PROVIDE CALIFORNIA INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

The Fund primarily invests in high-quality California tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of California tax-exempt securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

DALE R. HOFFMANN                                     [PHOTO OF DALE R. HOFFMANN]
USAA Asset Management Company
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o HOW DID THE USAA CALIFORNIA TAX EXEMPT MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

  During the fiscal year ended March 31, 2014, yields on tax-exempt money market instruments remained near all-time lows. For the reporting period, the Fund had a return of 0.02%, compared to an average return of 0.01% for the tax-exempt money market funds category, according to iMoneyNet, Inc.

  USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

  Long-term interest rates increased on speculation that the Federal Reserve (the Fed) would start scaling back its quantitative easing measures sooner than expected, a process referred to as tapering. Bond prices, which tend to move in the opposite direction as interest rates, declined during the beginning of the period and rose towards the end of the period. Though the tapering announcement was widely expected in September, it did not come until December at which time the Fed said it would begin trimming its asset purchases in

  Refer to page 6 for benchmark definition.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

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2  | USAA CALIFORNIA MONEY MARKET FUND

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  January 2014. After tapering began and anxiety about its impact eased, long-term rates trended down and many bond prices increased.

  Meanwhile, short-term interest rates remained anchored near zero throughout the reporting period. The Fed had said that it did not plan to raise short-term rates until unemployment fell below 6.5% and inflation rose above 2.5%; however, at its March 2014 meeting, the Fed dropped these quantitative measures in favor of a wide range of qualitative measures and said it would likely be appropriate to maintain low short-term rates for a considerable time after quantitative easing ends.

  Because of exceptionally low short-term rates, money market funds continued to provide very low absolute yields. Investors continued to favor them for the safety and liquidity they provide. As a result, short-term tax-exempt securities, especially municipal variable-rate demand notes (VRDNs), remained in short supply. During the reporting period, the SIFMA Municipal Swap Index, the index of seven-day VRDNs, remained in a narrow range, starting the reporting period at 0.12%, dropping to a low of 0.03% on January 8, 2014, and stood at 0.06% at the end of the reporting period.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  Given that interest rates remained low, we continued to concentrate our purchases in VRDNs. The VRDNs owned by the Fund provide, we believe, both flexibility and liquidity because they can be sold at par value (100% of face value) upon seven days' or less notice. In addition, they offer a degree of safety. Many of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest.

  With short-term interest rates near zero, we sought to enhance the Fund's yield by investing in securities with longer maturities. However, there were very few attractive opportunities. We relied on our team of experienced credit analysts to help us identify potential investments for the Fund. These skilled professionals also continued to analyze and monitor every holding in the portfolio.

  The SIFMA Municipal Swap Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database. o Variable-rate demand notes (VRDNs) are securities for which the interest rate is reset periodically; typically weekly, although reset intervals may vary.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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o WHAT ARE THE CONDITIONS IN THE STATE OF CALIFORNIA?

  California's fiscal situation continued to improve during the reporting period. State revenues, benefiting from a tax initiative approved by voters in November 2012, have exceeded budget estimates in five of the first eight months of California's 2014 fiscal year. The new taxes are expected to generate billions of dollars in additional revenue annually, reducing the chance of a large budget gap in the near future. The governor's proposed budget for fiscal 2015, though still subject to revision, provides for adding to the state's reserves and paying down debt. Recognizing California's fiscal progress, Standard & Poor's Ratings revised the outlook on all its California ratings to "positive" from "stable" in January 2014. The state's general obligation bonds are rated A1 by Moody's Investors Service, A by Standard & Poor's Ratings, and A by Fitch Ratings.

o WHAT IS THE OUTLOOK?

  We continue to look for solid signs that the U.S. economy is on a path toward recovery and sustainable growth. Economic activity appears to be improving, benefiting in part from the strength of the housing market. The Fed, which has announced additional reductions in its asset purchases every month since January, may finish tapering by the end of 2014. Meanwhile, Janet Yellen -- the new Fed Chair -- has suggested that short-term interest rates could start climbing six months after the end of quantitative easing, sooner than investors previously anticipated. In the near term, short-term rates will remain low and consequently, shareholders can expect to see little change in the Fund's yield. After short-term rates begin to rise, we will look for opportunities to invest at higher rates, but it will take some time for the Fund's yield to increase. Going forward, we will continue to focus on safety and liquidity, while striving to maximize the tax-exempt income shareholders receive from the Fund. As always, we will avoid issues subject to the alternative minimum tax for individuals.

  Thank you for allowing us to help you with your investment needs.

  Investing in securities products involves risk, including possible loss of principal. o Some income may be subject to state or local taxes but not the alternative minimum tax.

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4  | USAA CALIFORNIA MONEY MARKET FUND

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INVESTMENT OVERVIEW

USAA CALIFORNIA MONEY MARKET FUND (FUND) (Ticker Symbol: UCAXX)

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                                               3/31/14              3/31/13
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Net Assets                                 $316.4 Million       $329.4 Million
Net Asset Value Per Share                       $1.00                $1.00

Dollar-Weighted Average
Portfolio Maturity(+)                          14 Days              13 Days

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/14
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    1 Year                            5 Years                       10 Years
     0.02%                              0.06%                         1.16%

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  7-DAY YIELD AS OF 3/31/14                      EXPENSE RATIO AS OF 3/31/13*
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    Unsubsidized    -0.46%                                   0.57%
    Subsidized       0.01%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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                                                        INVESTMENT OVERVIEW |  5

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                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                    USAA CALIFORNIA
                   MONEY MARKET FUND       iMONEYNET AVERAGE
 3/25/2013              0.01%                    0.01%
 4/29/2013              0.01                     0.01
 5/28/2013              0.01                     0.01
 6/24/2013              0.01                     0.01
 7/29/2013              0.01                     0.01
 8/26/2013              0.01                     0.01
 9/30/2013              0.01                     0.01
10/28/2013              0.01                     0.01
11/25/2013              0.01                     0.01
12/30/2013              0.01                     0.01
 1/27/2014              0.01                     0.01
 2/24/2014              0.01                     0.01
 3/31/2014              0.01                     0.01

       Data represent the last Monday of each month. Ending date 3/31/14.

The graph tracks the USAA California Money Market Fund's seven-day yield against iMoneyNet, Inc. state-specific California institutional and retail state tax-free and municipal money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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6  | USAA CALIFORNIA MONEY MARKET FUND

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                              o TOP 10 INDUSTRIES o
                                  AS OF 3/31/14
                                (% of Net Assets)

Education ..............................................................   15.4%
Hospital ...............................................................   14.7%
General Obligation .....................................................   14.3%
Appropriated Debt ......................................................   12.1%
Water/Sewer Utility ....................................................    6.9%
Special Assessment/Tax/Fee .............................................    5.5%
Multifamily Housing ....................................................    5.5%
Real Estate Tax/Fee ....................................................    4.7%
Nursing/CCRC ...........................................................    4.2%
Community Service ......................................................    4.0%

                          o PORTFOLIO MIX -- 3/31/14 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 89.9%
FIXED-RATE INSTRUMENTS                                                      3.8%
PUT BONDS                                                                   3.7%
ADJUSTABLE-RATE NOTES                                                       2.4%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 13-15.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                        USAA CALIFORNIA
                       MONEY MARKET FUND
03/31/04                  $10,000.00
04/30/04                   10,005.40
05/31/04                   10,010.44
06/30/04                   10,015.44
07/31/04                   10,020.78
08/31/04                   10,026.73
09/30/04                   10,034.48
10/31/04                   10,044.81
11/30/04                   10,054.57
12/31/04                   10,065.53
01/31/05                   10,075.80
02/28/05                   10,086.98
03/31/05                   10,099.28
04/30/05                   10,116.07
05/31/05                   10,135.67
06/30/05                   10,151.75
07/31/05                   10,167.42
08/31/05                   10,184.31
09/30/05                   10,202.75
10/31/05                   10,220.43
11/30/05                   10,240.66
12/31/05                   10,264.97
01/31/06                   10,285.51
02/28/06                   10,306.36
03/31/06                   10,330.88
04/30/06                   10,354.10
05/31/06                   10,380.70
06/30/06                   10,409.52
07/31/06                   10,434.95
08/31/06                   10,461.70
09/30/06                   10,488.72
10/31/06                   10,514.47
11/30/06                   10,540.97
12/31/06                   10,570.61
01/31/07                   10,596.27
02/28/07                   10,621.74
03/31/07                   10,650.58
04/30/07                   10,678.22
05/31/07                   10,708.79
06/30/07                   10,738.12
07/31/07                   10,765.96
08/31/07                   10,798.52
09/30/07                   10,825.35
10/31/07                   10,853.82
11/30/07                   10,882.73
12/31/07                   10,910.61
01/31/08                   10,934.65
02/29/08                   10,955.45
03/31/08                   10,980.22
04/30/08                   11,000.03
05/31/08                   11,021.18
06/30/08                   11,036.10
07/31/08                   11,051.05
08/31/08                   11,068.59
09/30/08                   11,098.06
10/31/08                   11,131.66
11/30/08                   11,146.00
12/31/08                   11,160.40
01/31/09                   11,169.11
02/28/09                   11,176.05
03/31/09                   11,183.34
04/30/09                   11,189.89
05/31/09                   11,196.46
06/30/09                   11,200.33
07/31/09                   11,202.16
08/31/09                   11,203.87
09/30/09                   11,204.94
10/31/09                   11,205.93
11/30/09                   11,206.34
12/31/09                   11,209.74
01/31/10                   11,209.82
02/28/10                   11,209.91
03/31/10                   11,210.00
04/30/10                   11,210.10
05/31/10                   11,210.30
06/30/10                   11,210.39
07/31/10                   11,210.49
08/31/10                   11,210.58
09/30/10                   11,210.67
10/31/10                   11,210.77
11/30/10                   11,210.86
12/31/10                   11,211.74
01/31/11                   11,211.83
02/28/11                   11,211.92
03/31/11                   11,212.01
04/30/11                   11,212.11
05/31/11                   11,212.20
06/30/11                   11,212.29
07/31/11                   11,212.38
08/31/11                   11,212.48
09/30/11                   11,212.57
10/31/11                   11,212.66
11/30/11                   11,212.76
12/31/11                   11,213.31
01/31/12                   11,214.82
02/29/12                   11,214.90
03/31/12                   11,215.00
04/30/12                   11,215.09
05/31/12                   11,215.19
06/30/12                   11,215.28
07/31/12                   11,215.37
08/31/12                   11,215.48
09/30/12                   11,215.56
10/31/12                   11,215.66
11/30/12                   11,215.75
12/31/12                   11,216.18
01/31/13                   11,216.27
02/28/13                   11,216.36
03/31/13                   11,216.46
04/30/13                   11,216.55
05/31/13                   11,216.64
06/30/13                   11,216.73
07/31/13                   11,216.83
08/31/13                   11,216.92
09/30/13                   11,217.02
10/31/13                   11,217.11
11/30/13                   11,217.21
12/31/13                   11,218.20
01/31/14                   11,218.29
02/28/14                   11,218.38
03/31/14                   11,218.47

                                   [END CHART]

                       Data from 3/31/04 through 3/31/14.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA California Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

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8  | USAA CALIFORNIA MONEY MARKET FUND

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DISTRIBUTIONS TO SHAREHOLDERS

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The following federal tax information related to the Fund's fiscal year ended March 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

With respect to distributions paid, the Regulated Investment Company Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended
March 31, 2014:

                                                   LONG-TERM
TAX-EXEMPT                                       CAPITAL GAIN
INCOME(1,3)                                     DISTRIBUTIONS(2)
----------------------------------------------------------------
   100%                                             $19,000
----------------------------------------------------------------

(1) Presented as a percentage of net investment income and excludes short-term capital gain distributions paid, if any.
(2) Pursuant to Section 852 of the Internal Revenue Code.
(3) All or a portion of these amounts may be exempt from taxation at the state level.

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                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA CALIFORNIA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA California Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA California Money Market Fund at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP
San Antonio, Texas
May 21, 2014

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10  | USAA CALIFORNIA MONEY MARKET FUND

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PORTFOLIO OF INVESTMENTS

March 31, 2014

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o CATEGORIES AND DEFINITIONS

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  ADJUSTABLE-RATE NOTES -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

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                                                  PORTFOLIO OF INVESTMENTS |  11

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  The USAA California Money Market Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, securities deemed by USAA Asset Management Company (the Manager) to be of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

  (INS) Principal and interest payments are insured by Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., Rabobank Nederland N.V., or Wells Fargo & Co.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

  ABAG    Association of Bay Area Governments
  IDA     Industrial Development Authority/Agency
  SPEAR   Short Puttable Exempt Adjustable Receipts

================================================================================

12  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

INVESTMENTS

-------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON      FINAL        VALUE
(000)       SECURITY                                                RATE     MATURITY       (000)
-------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (89.9%)

            CALIFORNIA (89.9%)
$ 9,870     ABAG Finance Auth. for Nonprofit Corps.
              (LOC - KBC Bank N.V.)                                 0.33%    5/15/2035   $  9,870
  2,900     Alameda County IDA (LOC - Comerica Bank, N.A.)          0.07    12/01/2040      2,900
  3,700     Alameda County IDA (LOC - Bank of the West)             0.09    12/01/2040      3,700
    969     Anaheim Housing Auth. (LOC - Union Bank of
              California, N.A.)                                     1.95    12/01/2015        969
    605     Apple Valley (LOC - Union Bank of California, N.A.)     0.09     9/01/2015        605
    963     Culver City Redevelopment Agency (LOC - Union
              Bank of California, N.A.)                             1.95    12/01/2015        963
  7,540     Educational Facilities Auth. (LOC - Santander
              Bank, N.A.)                                           0.76    11/01/2042      7,540
 10,000     Enterprise Dev. Auth. (LOC - Federal Home Loan
              Bank of San Francisco)(a)                             0.07    12/01/2042     10,000
  1,035     Golden State Tobacco Securitization Corp. (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                         0.14     6/01/2027      1,035
 14,255     Golden State Tobacco Securitization Corp.
              (INS)(LIQ)(a)                                         0.16    12/01/2037     14,255
  3,460     Hanford (LOC - Union Bank of California, N.A.)          0.09     4/01/2023      3,460
  2,080     Hesperia Public Financing Auth.
              (LOC - Bank of the West)                              0.18    10/01/2023      2,080
 12,650     Infrastructure and Economic Dev. Bank
              (LOC - Bank of America, N.A.)                         0.09     7/01/2034     12,650
  5,000     Infrastructure and Economic Dev. Bank
              (LOC - Federal Home Loan Bank of San Francisco)(a)    0.05    12/01/2040      5,000
 15,000     Irvine (LOC - Sumitomo Mitsui Banking Corp.)            0.06     9/02/2050     15,000
  6,255     Loma Linda (LOC - Union Bank of California, N.A.)       0.09     6/01/2025      6,255
  3,500     Long Beach Health Facility                              0.05    10/01/2016      3,500
  6,695     Los Angeles (LOC - U.S. Bank, N.A.)                     0.06     8/01/2035      6,695
 14,370     Montebello Public Financing Auth.
              (LOC - Union Bank of California, N.A.)                0.09    12/01/2034     14,370
  1,800     Novato (LOC - Bank of the West)                         0.15    10/01/2032      1,800
 16,070     Pasadena (LOC - Bank of America, N.A.)                  0.08     2/01/2035     16,070
  8,600     Pollution Control Financing Auth.
              (LOC - JPMorgan Chase Bank, N.A.)                     0.06    11/01/2026      8,600
  2,280     Pollution Control Financing Auth.
              (LOC - Comerica Bank, N.A.)                           0.08    12/01/2030      2,280
 11,900     Pollution Control Financing Auth.                       0.08     3/01/2041     11,900

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                             COUPON      FINAL        VALUE
(000)       SECURITY                                                RATE     MATURITY       (000)
-------------------------------------------------------------------------------------------------
$ 7,395     Sacramento City Financing Auth. (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                         0.14%   12/01/2033   $  7,395
  6,250     San Diego County (LOC - Comerica Bank, N.A.)            0.07     1/01/2023      6,250
 15,538     SPEAR (LIQ)(LOC - Deutsche Bank A.G.)(a)                0.10     8/01/2031     15,538
  8,122     SPEAR (LIQ)(LOC - Deutsche Bank A.G.)(a)                0.10     8/01/2041      8,122
 11,350     State (LIQ)(LOC - Rabobank Nederland N.V.)(a)           0.18     8/01/2032     11,350
  2,500     State (LOC - U.S. Bank, N.A.)                           0.05     5/01/2033      2,500
 14,600     Statewide Communities Dev. Auth. (LIQ)
              (LOC - Citibank, N.A.)(a)                             0.56    12/14/2016     14,600
  3,450     Statewide Communities Dev. Auth.
              (LOC - Comerica Bank, N.A.)                           0.07    12/01/2024      3,450
  9,815     Statewide Communities Dev. Auth. (LIQ)
              (LOC - Wells Fargo & Co.)(a)                          0.06     7/01/2030      9,815
  6,600     Statewide Communities Dev. Auth.                        0.05    11/01/2030      6,600
  2,710     Statewide Communities Dev. Auth.
              (LOC - Bank of America, N.A.)                         0.05    10/01/2036      2,710
 12,450     Statewide Communities Dev. Auth.(a)                     0.09    10/01/2036     12,450
  6,000     Statewide Communities Dev. Auth.
              (LOC - Federal Home Loan Bank of San Francisco)       0.07     8/01/2037      6,000
  7,220     Statewide Communities Dev. Auth. (LIQ)
              (LOC - Bank of America, N.A.)(a)                      0.50     9/01/2038      7,220
  9,000     Statewide Communities Dev. Auth.                        0.05     4/01/2046      9,000
                                                                                         --------
                                                                                          284,497
                                                                                         --------
            Total Variable-Rate Demand Notes (cost: $284,497)                             284,497
                                                                                         --------
            PUT BONDS (3.7%)

            CALIFORNIA (3.7%)
 11,600     Statewide Communities Dev. Auth. (cost: $11,600)        0.14     4/01/2037     11,600
                                                                                         --------

            FIXED-RATE INSTRUMENTS (3.8%)

            CALIFORNIA (3.8%)
 12,000     San Diego County Water Auth. (cost: $12,000)            0.08     4/01/2014     12,000
                                                                                         --------
            ADJUSTABLE-RATE NOTES (2.4%)

            CALIFORNIA (2.4%)
  7,600     Golden Empire Schools Financing Auth.
              (cost: $7,600)                                        0.36     5/01/2014      7,600
                                                                                         --------

            Total Investments (cost: $315,697)                                           $315,697
                                                                                         ========

================================================================================

14  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

-------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------
                                        (LEVEL 1)            (LEVEL 2)      (LEVEL 3)
                                    QUOTED PRICES    OTHER SIGNIFICANT    SIGNIFICANT
                                IN ACTIVE MARKETS           OBSERVABLE   UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS               INPUTS         INPUTS       TOTAL
-------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                     $-             $284,497             $-    $284,497
Put Bonds                                       -               11,600              -      11,600
Fixed-Rate Instruments                          -               12,000              -      12,000
Adjustable-Rate Notes                           -                7,600              -       7,600
-------------------------------------------------------------------------------------------------
Total                                          $-             $315,697             $-    $315,697
-------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2014

--------------------------------------------------------------------------------

o GENERAL NOTES

  Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The cost of securities at March 31, 2014, for federal income tax purposes, was $315,697,000.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

16  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

March 31, 2014

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)   $315,697
   Cash                                                                        788
   Receivables:
      Capital shares sold                                                      362
      USAA Asset Management Company (Note 4D)                                   16
      Interest                                                                  54
                                                                          --------
         Total assets                                                      316,917
                                                                          --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                  321
      Dividends on capital shares                                                4
   Accrued management fees                                                      85
   Accrued transfer agent's fees                                                20
   Other accrued expenses and payables                                          50
                                                                          --------
         Total liabilities                                                     480
                                                                          --------
            Net assets applicable to capital shares outstanding           $316,437
                                                                          ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $316,416
   Accumulated net realized gain on investments                                 21
                                                                          --------
            Net assets applicable to capital shares outstanding           $316,437
                                                                          ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                         316,409
                                                                          ========
   Net asset value, redemption price, and offering price per share        $   1.00
                                                                          ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended March 31, 2014

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $   627
                                                                         -------
EXPENSES
   Management fees                                                         1,030
   Administration and servicing fees                                         327
   Transfer agent's fees                                                     335
   Custody and accounting fees                                                89
   Postage                                                                     6
   Shareholder reporting fees                                                 15
   Trustees' fees                                                             17
   Professional fees                                                          78
   Other                                                                      10
                                                                         -------
          Total expenses                                                   1,907
   Expenses reimbursed                                                    (1,312)
                                                                         -------
          Net expenses                                                       595
                                                                         -------
NET INVESTMENT INCOME                                                         32
                                                                         -------
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                          43
                                                                         -------
   Increase in net assets resulting from operations                      $    75
                                                                         =======

See accompanying notes to financial statements.

================================================================================

18  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended March 31,

--------------------------------------------------------------------------------

                                                               2014         2013
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                  $      32    $      33
   Net realized gain on investments                              43            7
                                                          ----------------------
      Increase in net assets resulting from operations           75           40
                                                          ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (32)         (33)
   Net realized gains                                           (26)         (10)
                                                          ----------------------
      Distributions to shareholders                             (58)         (43)
                                                          ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                222,726      228,203
   Reinvested dividends                                          58           42
   Cost of shares redeemed                                 (235,785)    (227,738)
                                                          ----------------------
      Increase (decrease) in net assets from capital
         share transactions                                 (13,001)         507
                                                          ----------------------
   Net increase (decrease) in net assets                    (12,984)         504
NET ASSETS
   Beginning of year                                        329,421      328,917
                                                          ----------------------
   End of year                                            $ 316,437    $ 329,421
                                                          ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                              222,726      228,203
   Shares issued for dividends reinvested                        58           42
   Shares redeemed                                         (235,785)    (227,738)
                                                          ----------------------
      Increase (decrease) in shares outstanding             (13,001)         507
                                                          ======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2014

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek to provide California investors with a high level of current interest income that is exempt from federal and California state income taxes, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other

================================================================================

20  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

   things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management

================================================================================

22  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

   purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended March 31, 2014, there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended March 31, 2014, the Fund paid CAPCO facility fees of $2,000, which represents 0.5% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended March
31, 2014.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended March 31, 2014, and 2013, was as follows:


                                                       2014                2013
                                                     ---------------------------
Tax-exempt income                                    $33,000             $33,000
Ordinary income*                                       6,000              10,000
Long-term realized capital gain                       19,000                   -
                                                     -------             -------
Total distributions paid                             $58,000             $43,000
                                                     =======             =======

As of March 31, 2014, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                          $ 4,000
Undistributed long-term capital gains                                     21,000

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At March 31, 2014, the Fund had no capital loss carry forwards, for federal income tax purposes.

================================================================================

24  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

For the year ended March 31, 2014, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The Fund's management fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the year ended March 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $1,030,000, resulting in an effective annualized management fee of 0.32% of the Fund's average net assets for the same period.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $327,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2014, the Fund reimbursed the Manager $9,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the year ended March 31, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS, of $335,000.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time without prior notice to shareholders. For the year ended March 31, 2014, the Fund incurred reimbursable expenses of $1,312,000, of which $16,000 was receivable from the Manager.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

26  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                            YEAR ENDED MARCH 31,
                                      ------------------------------------------------------------
                                          2014         2013         2012         2011         2010
                                      ------------------------------------------------------------
Net asset value at
  beginning of period                 $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                      ------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                 .00          .00          .00          .00          .00
  Net realized and unrealized gain(a)      .00          .00          .00          .00          .00
                                      ------------------------------------------------------------
Total from investment operations(a)        .00          .00          .00          .00          .00
                                      ------------------------------------------------------------
Less distributions from:
  Net investment income(a)                (.00)        (.00)        (.00)        (.00)        (.00)
  Realized capital gains(a)               (.00)        (.00)        (.00)        (.00)        (.00)
                                      ------------------------------------------------------------
Total distributions(a)                    (.00)        (.00)        (.00)        (.00)        (.00)
                                      ------------------------------------------------------------
Net asset value at end of period      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                      ============================================================
Total return (%)*(d)                       .02          .01          .03(c)       .02          .24(b)
Net assets at end of period (000)     $316,437     $329,421     $328,917     $358,135     $431,320
Ratios to average net assets:**
  Expenses (%)(d),(e)                      .18          .32          .31(c)       .41          .52(b)
  Expenses, excluding
    reimbursements (%)(e)                  .58          .57          .58(c)       .56          .54(b)
  Net investment income (%)                .01          .01          .02          .01          .24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended March 31, 2014, average net assets were $326,374,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund $15,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(c) During the year ended March 31, 2012, SAS reimbursed the Fund $42,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(d) Effective November 9, 2009, the Manager voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

EXPENSE EXAMPLE

March 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2013, through March 31, 2014.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

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28  | USAA CALIFORNIA MONEY MARKET FUND

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ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                  BEGINNING            ENDING            DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE       OCTOBER 1, 2013 -
                                OCTOBER 1, 2013     MARCH 31, 2014       MARCH 31, 2014
                                ---------------------------------------------------------
Actual                            $1,000.00           $1,000.10               $0.75

Hypothetical
  (5% return before expenses)      1,000.00            1,024.18                0.76

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of October 1, 2013, through March 31, 2014.

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                                                           EXPENSE EXAMPLE |  29

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TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

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30  | USAA CALIFORNIA MONEY MARKET FUND

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INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc.
(FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc.
(FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  31

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JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-2/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as two years as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

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32  | USAA CALIFORNIA MONEY MARKET FUND

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BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (7/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  33

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MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2)  Member of Executive Committee
  (3)  Member of Audit Committee
  (4)  Member of Pricing and Investment Committee
  (5)  Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
  (+)  Mr. Mason was elected as Chair of the Board in January 2012.

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34  | USAA CALIFORNIA MONEY MARKET FUND

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INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (6/13-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICorp.

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  35

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DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, Financial Advice & Solutions Group
(FASG) General Counsel, USAA (04/13-present); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

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36  | USAA CALIFORNIA MONEY MARKET FUND

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STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  37

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TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

204974-0514

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>> SAVE PAPER AND FUND COSTS
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        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
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   40861-0514                                (C)2014, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

On September 25, 2013, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 10 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2014 and 2013 were $250,012 and $259,333, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2014 and 2013 were $78,650 and $65,860, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax compliance services relating to the review of federal tax returns for fiscal years ended March 31, 2014 and 2013 were $15,000 and $0, respectively.


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2014 and 2013.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for March 31, 2014 and 2013 were $421,468 and $387,250, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2014 and 2013 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2014

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary


Date:     06/03/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/05/2014
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/05/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.